OPERATING SEGMENTS - Financial information of the investments in associates and joint ventures by operating segment (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Operating segments [Line Items]
Investments in associates and joint ventures	$ 2,367,757	[1]	$ 2,149,579	[2]
Equity method	249,231		187,814		$ 253,602
Banking Colombia
Operating segments [Line Items]
Investments in associates and joint ventures	358,822		313,081
Equity method	59,998		32,859
Banking El Salvador
Operating segments [Line Items]
Investments in associates and joint ventures	13,859		13,544
Equity method	201		1,887
Trust
Operating segments [Line Items]
Investments in associates and joint ventures	262,958		230,211
Equity method	43,707		20,235
Investment banking
Operating segments [Line Items]
Investments in associates and joint ventures	481,801		451,113
Equity method	3,067		27,909
All other segment
Operating segments [Line Items]
Investments in associates and joint ventures	1,250,317		1,141,630
Equity method	$ 142,258		$ 104,924

[1]	As of December 31, 2019, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.
[2]	As of December 31, 2018, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.